Consolidated Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Gold Portfolio

November 30, 2019

GOL-QTLY-0120
1.810695.115

Consolidated Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Australia - 14.9%
Metals & Mining - 14.9%
Gold - 14.9%
Evolution Mining Ltd.	11,713,441	$30,978,819
Gold Road Resources Ltd. (a)(b)	20,813,386	15,908,337
Newcrest Mining Ltd.	5,207,335	108,344,145
Northern Star Resources Ltd.	7,488,713	48,576,855
Resolute Mng Ltd. (a)	20,000,000	15,624,840
Saracen Mineral Holdings Ltd. (a)	11,353,805	23,653,518
		243,086,514
Canada - 54.9%
Metals & Mining - 54.9%
Diversified Metals & Mining - 0.2%
New Pacific Holdings Corp. (a)	948,800	3,371,479
Orla Mining Ltd. (a)	344,000	437,672
		3,809,151
Gold - 50.3%
Agnico Eagle Mines Ltd. (Canada)	1,887,001	112,569,419
Alamos Gold, Inc.	4,938,812	27,997,632
B2Gold Corp.	9,199,293	33,727,740
Barrick Gold Corp. (Canada)	12,669,195	213,124,416
Centerra Gold, Inc. (a)(b)	2,500,000	21,324,249
Franco-Nevada Corp.	1,444,331	141,964,809
Gold Standard Ventures Corp. (a)(b)(c)	20,814,591	13,319,583
Kirkland Lake Gold Ltd.	1,706,080	71,464,497
Novagold Resources, Inc. (a)	1,871,700	13,034,123
OceanaGold Corp.	13,428,932	26,487,843
Pretium Resources, Inc. (a)	3,114,783	30,390,415
Pretium Resources, Inc. (a)(d)	225,000	2,195,287
Seabridge Gold, Inc. (a)(b)	1,678,210	21,819,383
SSR Mining, Inc. (a)	2,059,900	32,225,192
Torex Gold Resources, Inc. (a)	1,405,000	21,080,818
Yamana Gold, Inc.	10,196,200	36,576,747
		819,302,153
Precious Metals & Minerals - 1.1%
SilverCrest Metals, Inc. (a)(b)	3,000,000	17,819,770
Silver - 3.3%
First Majestic Silver Corp. (a)(b)	1,600,000	17,237,070
MAG Silver Corp. (a)	1,710,801	18,327,711
Wheaton Precious Metals Corp.	632,400	17,491,814
		53,056,595
TOTAL METALS & MINING		893,987,669
South Africa - 11.1%
Metals & Mining - 11.1%
Gold - 9.7%
AngloGold Ashanti Ltd.	3,798,871	71,740,595
Gold Fields Ltd.	8,229,700	43,911,401
Sibanye-Stillwater (a)	20,935,700	41,574,536
		157,226,532
Precious Metals & Minerals - 1.4%
Impala Platinum Holdings Ltd. (a)	2,955,000	22,711,375
TOTAL METALS & MINING		179,937,907
United States of America - 17.6%
Metals & Mining - 17.6%
Gold - 17.6%
Newmont Goldcorp Corp.	5,695,681	218,714,148
Royal Gold, Inc.	575,667	67,508,469
		286,222,617
TOTAL COMMON STOCKS
(Cost $1,148,421,719)		1,603,234,707
	Troy Ounces

Commodities - 0.6%
Gold Bullion(a)
(Cost $6,051,546)	6,980	10,219,697
	Shares

Money Market Funds - 1.7%
Fidelity Cash Central Fund 1.61% (e)	15,479,013	15,482,109
Fidelity Securities Lending Cash Central Fund 1.61%(e)(f)	11,697,669	11,698,839
TOTAL MONEY MARKET FUNDS
(Cost $27,180,948)		27,180,948
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $1,181,654,213)		1,640,635,352
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(12,493,048)
NET ASSETS - 100%		$1,628,142,304

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,195,287 or 0.1% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$320,067
Fidelity Securities Lending Cash Central Fund	75,735
Total	$395,802

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Consolidated Subsidiary

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Select Cayman Gold Ltd.	$14,429,238	$42,207	$5,931,271	$--	$1,855,029	$(152,991)	$10,242,212

The Fund invests in certain commodity-related investments through Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of November 30, 2019, the Fund held $10,242,212 in the Subsidiary, representing 0.6% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Gold Standard Ventures Corp.	$3,745,642	$17,749,007	$--	$--	$--	$(8,175,066)	$13,319,583
Premier Gold Mines Ltd.	20,806,293	1,368,553	22,067,649	--	(15,030,839)	14,923,642	--
Total	$24,551,935	$19,117,560	$22,067,649	$--	$(15,030,839)	$6,748,576	$13,319,583

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price prior to 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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